DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 25, 2021	Dec. 26, 2020	Jun. 26, 2021	Jun. 27, 2020
Sales price			$ 73,000,000
Revenues			7,875,000	$ 3,341,000
Net income			1,656,000	1,013,000
Depreciation expense			411,000	81,000
Net loss			(1,656,000)	(1,013,000)
Medmen Enterprises Inc. [Member]
Revenues					$ 11,316,081	$ 6,319,028
Net income					(12,350,388)	(21,572,840)
Depreciation expense					1,158,886	370,790
Sales price					25,150,000
Loss upon sale of membership interests					1,628,124
Net loss					12,350,388	21,572,840
Interest expense and amortization of debt discounts and loan origination fees					$ 16,199,865	$ 10,542,120
Senior Secured Term Loan Facility [Member] | Discontinued Operations [Member]
Amortization of debt discounts	$ 5,560,000	$ 5,151,000	$ 10,407,000	$ 9,391,000